American Century Strategic Asset Allocations, Inc.

PROSPECTUS SUPPLEMENT

[american century investments logo and text logo]

STRATEGIC ALLOCATION: CONSERVATIVE FUND
STRATEGIC ALLOCATION: MODERATE FUND
STRATEGIC ALLOCATION: AGGRESSIVE FUND

Supplement dated October 26, 2007 * Prospectus dated April 1, 2007

THE FIRST PARAGRAPH OF ITALICIZED TYPE IS DELETED ON THE COVER OF THE
PROSPECTUS.

THE FOLLOWING IS ADDED AS THE FIRST SECTION UNDER THE HEADING ADDITIONAL
POLICIES AFFECTING YOUR INVESTMENT ON PAGE 29 OF THE PROSPECTUS:

Eligibility for Investor Class Shares

The fund's Investor Class shares are available for purchase through financial intermediaries in the following types of accounts:

*  employer-sponsored retirement plans

*  broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts

*  insurance products and bank/trust products where fees are being charged

The fund's Investor Class shares also are available for purchase directly from
American Century by:

*  shareholders who held any account directly with American Century as of
   September 28, 2007, and have continuously maintained such account (this includes anyone listed in the registration of an account, such as joint owners, trustees or custodians, and the immediate family members of such persons)

*  current or retired employees of American Century and their immediate family members, and directors of the fund

Investors may be required to demonstrate eligibility to purchase Investor Class shares of the fund before an investment is accepted. The fund reserves the right, when in the judgment of American Century it is not adverse to the fund's interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

SPECIAL MEETING OF SHAREHOLDERS

At Special Meetings of Shareholders held July 27, 2007 and August 24, 2007, shareholders of the fund approved a change to the Advisor Class fee structure and the combination of A Class shares into Advisor Class shares. The fee structure change will result in a decrease of 25 basis points (0.25%) in the
Rule 12b-1 fee and a simultaneous increase of 25 basis points in the unified management fee, resulting in no change to the total expense ratio of the class.
In addition, each fund's Advisor Class will be combined with the A Class and will become subject to a maximum 5.75% front-end sales load.

THE FOLLOWING CHANGES ARE EFFECTIVE DECEMBER 3, 2007.

THE A CLASS AVERAGE ANNUAL TOTAL RETURNS TABLE ON PAGE 8 OF THE PROSPECTUS IS
DELETED. THE FOLLOWING REPLACES THE ADVISOR CLASS AVERAGE ANNUAL TOTAL RETURNS
TABLE ON PAGE 11 OF THE PROSPECTUS:

A CLASS(1)
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006    1 YEAR    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Strategic Allocation: Conservative

Return Before Taxes                              2.34%     4.35%      6.03%

S&P 500® Index                                  15.79%     6.19%      8.42%
   (reflects no deductions
   for fees, expenses or taxes)

Lehman Brothers U.S. Aggregate Index             4.33%     5.06%      6.24%
   (reflects no deductions
   for fees, expenses or taxes)

Citigroup US Broad                               4.33%     5.10%      6.26%
Investment-Grade Bond Index(2)
   (reflects no deductions
   for fees, expenses or taxes)

90-Day U.S. Treasury Bill Index                  4.67%     2.34%      3.58%
   (reflects no deductions
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
Strategic Allocation: Moderate

Return Before Taxes                              5.53%     6.29%      7.38%

S&P 500® Index                                  15.79%     6.19%      8.42%
   (reflects no deductions
   for fees, expenses or taxes)

Lehman Brothers U.S. Aggregate Index             4.33%     5.06%      6.24%
   (reflects no deductions
   for fees, expenses or taxes)

Citigroup US Broad                               4.33%     5.10%      6.26%
Investment-Grade Bond Index(2)
   (reflects no deductions
   for fees, expenses or taxes)

90-Day U.S. Treasury Bill Index                  4.67%     2.34%      3.58%
   (reflects no deductions
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
Strategic Allocation: Aggressive

Return Before Taxes                              7.18%     6.97%      8.05%

S&P 500® Index                                  15.79%     6.19%      8.42%
   (reflects no deductions
   for fees, expenses or taxes)

Lehman Brothers U.S. Aggregate Index             4.33%     5.06%      6.24%
   (reflects no deductions
   for fees, expenses or taxes)

Citigroup US Broad                               4.33%     5.10%      6.26%
Investment-Grade Bond Index(2)
   (reflects no deductions
   for fees, expenses or taxes)

90-Day U.S. Treasury Bill Index                  4.67%     2.34%      3.58%
   (reflects no deductions
   for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  PRIOR TO DECEMBER 3, 2007, THE A CLASS WAS REFERRED TO AS THE ADVISOR
     CLASS. PERFORMANCE PRIOR TO THAT DATE HAS BEEN RESTATED TO REFLECT THE A
     CLASS SALES CHARGE.

(2)  IN SEPTEMBER 2006, ONE OF THE FUNDS' BENCHMARKS WAS CHANGED FROM THE
     LEHMAN BROTHERS U.S. AGGREGATE INDEX TO THE CITIGROUP US BROAD
     INVESTMENT-GRADE BOND INDEX. THE FUNDS' INVESTMENT ADVISOR BELIEVES THIS
     INDEX BETTER REPRESENTS THE FUNDS' PORTFOLIO COMPOSITION.

THE COLUMN FOR THE ADVISOR CLASS IS DELETED FROM THE SHAREHOLDER FEES TABLE ON
PAGE 12 OF THE PROSPECTUS.

THE ROWS FOR THE ADVISOR CLASS ARE DELETED FROM THE ANNUAL FUND OPERATING
EXPENSES TABLE ON PAGE 13, AS PREVIOUSLY SUPPLEMENTED.

THE ROWS FOR THE ADVISOR CLASS ARE DELETED FROM THE EXAMPLE TABLES ON PAGES 14
AND 15 OF THE PROSPECTUS.

THE COLUMN FOR THE ADVISOR CLASS IS DELETED FROM THE MANAGEMENT FEES PAID TABLE
ON PAGE 21 OF THE PROSPECTUS.

------
2

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER INVESTING THROUGH A FINANCIAL
INTERMEDIARY ON PAGE 24:

The fund's A, C and R Classes are intended for purchase by participants in employer-sponsored retirement plans. Additionally, the fund's A, B and C Classes are intended for persons purchasing shares through FINANCIAL INTERMEDIARIES that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see BUYING AND
SELLING FUND SHARES in the statement of additional information.

THE FOLLOWING REPLACES THE TABLE ON PAGE 24 OF THE PROSPECTUS, AS PREVIOUSLY
SUPPLEMENTED:

A CLASS                                B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)                No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent                Contingent deferred sales charge
deferred sales charge(2)               on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                     12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                  Convert to A Class shares eight
                                       years after purchase
--------------------------------------------------------------------------------
Generally more appropriate             Purchases generally limited to investors
for long-term investors                whose aggregate investments in American
                                       Century funds are less than $50,000;
                                       generally offered through financial
                                       intermediaries(3)
--------------------------------------------------------------------------------

C CLASS                                R CLASS
--------------------------------------------------------------------------------
No initial sales charge                No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge       No contingent deferred sales charge
on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                     12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                  No conversion feature
--------------------------------------------------------------------------------
Purchases generally limited to         Generally offered through
investors whose aggregate              employer-sponsored retirement
investments in American Century        plans and other fee-based
funds are less than $1,000,000;        arrangements(4)
generally more appropriate for
short-term investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(3)  INVESTORS IN SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS
     ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES. THIS
     CLASS IS NOT AVAILABLE FOR NEW EMPLOYER-SPONSORED RETIREMENT PLAN ACCOUNTS.

(4)  IRA ACCOUNTS IN R CLASS SHARES ESTABLISHED THROUGH FINANCIAL
     INTERMEDIARIES PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES. THE
     R CLASS IS AVAILABLE FOR EMPLOYER-SPONSORED RETIREMENT PLANS ONLY AFTER
     AUGUST 1, 2006.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER MULTIPLE CLASS INFORMATION ON
PAGE 37 OF THE PROSPECTUS:

American Century offers the following classes of shares of the funds: Investor
Class, Institutional Class, A Class, B Class, C Class and R Class.

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3

THE FOLLOWING REPLACES THE FIRST PARAGRAPH OF THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 37 OF THE PROSPECTUS, AS PREVIOUSLY
SUPPLEMENTED:

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the funds to pay annual fees of 0.25% for A Class, 1.00% for B and C Classes, and 0.50% for R
Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available.
Because these fees may be used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.
The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

THE FINANCIAL HIGHLIGHTS ON PAGES 46-48 OF THE PROSPECTUS ARE DELETED.

IN THE FINANCIAL HIGHLIGHTS ON PAGES 58-60 OF THE PROSPECTUS THE REFERENCES TO
ADVISOR CLASS SHOULD BE REPLACED WITH A CLASS.

The following replaces the table on page 61 of the prospectus:

                                                                      NEWSPAPER
FUND REFERENCE                 FUND CODE            TICKER            LISTING
--------------------------------------------------------------------------------
Strategic Allocation: Conservative

  Investor Class               044                  TWSCX             StrConv
--------------------------------------------------------------------------------
  Institutional                344                  ACCIX             StrConv
  Class
--------------------------------------------------------------------------------
  A Class                      744                  ACCAX             StrConv
--------------------------------------------------------------------------------
  B Class                      364                  ACVBX             StrConv
--------------------------------------------------------------------------------
  C Class                      444                  AACCX             StrConv
--------------------------------------------------------------------------------
  R Class                      144                  AACRX             StrConv
--------------------------------------------------------------------------------
Strategic Allocation: Moderate

  Investor Class               045                  TWSMX             StrMod
--------------------------------------------------------------------------------
  Institutional                345                  ASAMX             StrMod
  Class
--------------------------------------------------------------------------------
  A Class                      745                  ACOAX             StrMod
--------------------------------------------------------------------------------
  B Class                      365                  ASTBX             StrMod
--------------------------------------------------------------------------------
  C Class                      445                  ASTCX             StrMod
--------------------------------------------------------------------------------
  R Class                      145                  ASMRX             StrMod
--------------------------------------------------------------------------------
Strategic Allocation: Aggressive

  Investor Class               046                  TWSAX             StrAgg
--------------------------------------------------------------------------------
  Institutional                346                  AAAIX             StrAgg
  Class
--------------------------------------------------------------------------------
  A Class                      746                  ACVAX             StrAgg
--------------------------------------------------------------------------------
  B Class                      366                  ALLBX             StrAgg
--------------------------------------------------------------------------------
  C Class                      446                  ASTAX             StrAgg
--------------------------------------------------------------------------------
  R Class                      156                  AAARX             StrAgg
--------------------------------------------------------------------------------

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-57455 0710